Earnings and dividends per share	12 Months Ended
Jun. 30, 2026
Earnings and dividends per share
Earnings and dividends per share
7	Earnings and dividends per share

	2026	2025	2024
for the year ended 30 June	Rand	Rand	Rand
Attributable to owners of Sasol Limited
Basic earnings/(loss) per share	18,99	10,60	(69,94)
Headline earnings per share	38,31	35,13	18,19
Diluted earnings/(loss) per share	18,73	10,54	(69,94)
Diluted headline earnings per share	37,79	34,92	16,73
Dividends per share	—	—	2,00
interim	—	—	2,00
final*	—	—	—
*	No final dividends declared in 2024, 2025 and 2026.

Basic earnings per share (EPS) and headline earnings per share (HEPS)

EPS is derived by dividing earnings attributable to owners of Sasol Limited by the weighted average number of shares outstanding during the period. HEPS is derived by dividing the headline earnings attributable to the owners of Sasol Limited by the weighted average number of Sasol ordinary shares and Sasol BEE ordinary shares outstanding during the period.

Diluted earnings per share (DEPS) and diluted headline earnings per share (DHEPS)

DEPS and DHEPS are calculated by dividing the diluted earnings and diluted headline earnings attributable to owners of Sasol Limited by the diluted weighted average number of Sasol ordinary shares and Sasol BEE ordinary shares in issue during the year. DEPS and DHEPS are calculated considering the potentially dilutive ordinary shares that could be issued as a result of share options granted to employees under the Sasol Long-term incentive (LTI) and Sasol Khanyisa Tier 2 plans (refer to note 32) and as a result of the potential conversion of the US$750 million Convertible Bond (refer to note 13).

The Sasol Khanyisa Tier 2 potential shares are anti-dilutive for DEPS and DHEPS purposes in all years presented.

The convertible bond remained anti-dilutive in 2026, despite a partial recovery in the fair value of the instrument in 2026 driven by the improvement in Sasol’s share price and credit spreads at the valuation date (refer to note 35.1).

	2026	2025	2024
for the year ended 30 June	Rm	Rm	Rm
Earnings/(loss) and headline earnings
Earnings/(loss) attributable to owners of Sasol Limited	12 149	6 767	(44 271)
Total remeasurement items for the Group, net of tax*	12 358	15 652	55 784
Headline earnings attributable to owners of Sasol Limited	24 507	22 419	11 513
*

The net profit on disposal of business includes a gain on remeasurement of contingent consideration from Uzbekistan GTL LLC disposal of R1 428 million in 2025 (refer note 8). This has been excluded from the remeasurement items for headline earnings.

	Number of shares
	2026	2025	2024
for the year ended 30 June	million	million	million
Basic weighted average number of shares
Issued shares	654,1	649,4	648,5
Effect of treasury shares held	(14,0)	(10,3)	(13,1)
Effect of long-term incentives exercised	(0,4)	(0,9)	(2,4)
Basic weighted average number of shares for EPS and HEPS	639,7	638,2	633,0

7	Earnings and dividends per share continued

	2026	2025	2024
for the year ended 30 June	Rm	Rm	Rm
Diluted earnings/(loss)
Earnings/(loss) attributable to owners of Sasol Limited	12 149	6 767	(44 271)
Impact of convertible bond*	—	—	(136)
Diluted earnings/(loss) attributable to owners of Sasol Limited	12 149	6 767	(44 407)
*	For 2026 and 2025 the convertible bond is anti-dilutive and therefore not assumed to be exercised in diluted earnings.

	2026	2025	2024
for the year ended 30 June	Rm	Rm	Rm
Diluted headline earnings
Headline earnings attributable to owners of Sasol Limited	24 507	22 419	11 513
Impact of convertible bond*	—	—	(136)
Diluted headline earnings attributable to owners of Sasol Limited	24 507	22 419	11 377

*For 2026 and 2025 the convertible bond is anti-dilutive and therefore not assumed to be exercised in diluted earnings.

	Number of shares
	2026	2025	2024
for the year ended 30 June	million	million	million
Diluted weighted average number of shares
Weighted average number of shares	639,7	638,2	633,0
Potential dilutive effect of convertible bond*	—	—	39,9
Potential dilutive effect of long-term incentive scheme	8,8	3,8	7,0
Diluted weighted average number of shares for DEPS and DHEPS	648,5	642,0	679,9
*	For 2026 and 2025 the convertible bond is anti-dilutive and therefore contingently issuable ordinary shares are not included.